First Trust Limited Duration Investment Grade Corporation ETF Investment Strategy - First Trust Limited Duration Investment Grade Corporation ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt securities may have fixed or floating interest rates. The corporate debt securities in which the Fund may invest may include senior loans and covenant-lite loans. At least 80% of the Fund’s net assets will be invested in corporate debt securities that are, at the time of purchase, investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. In the case of a split rating between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Fund’s investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO. Additionally, for newly-issued debt securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The investment philosophy of the Fund's investment advisor is based on the belief that deep fundamental credit analysis performed by a highly experienced credit team, within a risk managed framework, will generate higher absolute and risk-adjusted returns within investment grade debt strategies. This investment philosophy is expressed by the Fund's investment advisor through an investment process that combines rigorous bottom-up fundamental credit analysis and disciplined portfolio construction. Risk management is a critical component of the entire process and is embedded in both the fundamental credit analysis and portfolio construction. The fundamental credit analysis of the Fund's investment advisor involves the evaluation of the macro-economy, industry trends, consistency of cash flows, valuation and management quality, among other considerations. The investment process favors companies that produce relatively stable cash flows through an economic cycle, companies that have valuations supportive of the debt balances and companies that have management teams with a sound track record. The key considerations of portfolio construction include yield curve management, relative value, portfolio diversification, issuer liquidity and continuous monitoring. Under normal market conditions, the Fund seeks to construct a portfolio that has a weighted average duration of +/- one year of the Bloomberg U.S. Corporate 1-5 Year Index. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. The Fund’s investment advisor will calculate the duration of the portfolio by modeling the cash flows of all the individual holdings, including the impact of prepayment variability and coupon adjustments where applicable, to determine the duration of each holding and then aggregating based on the size of the position. In performing this duration calculation, the Fund’s investment advisor will utilize third-party models. Although the Fund intends to invest primarily in investment grade corporate debt securities, the Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in debt securities of any credit quality, including senior loans and other debt securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the Fund’s investment advisor to be of comparable quality to rated investment grade securities. To the extent the Fund purchases or sells securities in delayed settlement transactions (e.g., on a when-issued basis), the Fund will do so pursuant to Rule 18f-4 under the 1940 Act. The Fund may invest in U.S. government securities, municipal securities, non-U.S. securities, money market or short term securities, collateralized loan obligations ("CLOs"), floating rate securities, fixed-to floating rate securities and companies with various market capitalizations. The Fund's investments will be concentrated (i.e., invest more than 25% of Fund assets) in the industries or group of industries comprising the financial sector. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries.
Strategy Portfolio Concentration [Text]	The Fund's investments will be concentrated (i.e., invest more than 25% of Fund assets) in the industries or group of industries comprising the financial sector. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries.